Borrowings (Details 2) (USD $)									12 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Note Payable	Dec. 31, 2012 Note Payable	Dec. 31, 2013 Note Payable Minimum	Dec. 31, 2013 Note Payable Maximum	Dec. 31, 2013 Note Payable Servicing advances	Dec. 31, 2012 Note Payable Servicing advances	Dec. 31, 2013 Note Payable MSRs	Dec. 31, 2012 Note Payable MSRs
Year-end:
Note Payable	$ 52,154,000	$ 56,775,000	$ 47,209,000	$ 63,437,000	$ 53,013,000	$ 34,035,000	$ 18,116,000	$ 17,584,000	$ 52,154,000	$ 53,013,000			$ 3,852,000	$ 4,905,000	$ 48,302,000	$ 48,108,000
Assets pledged to secure notes													5,564,000	7,430,000	258,241,000	100,957,000
Interest rate									lender's overnight cost of funds
Advance rate to secure note payable (as a percent)											50.00%	85.00%
Advance amount to secure note payable													$ 17,000,000		$ 100,000,000